Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2025. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (“NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1) (2)	Compensation Actually Paid to First PEO(1) (2)	Compensation Actually Paid to Second PEO(1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (2)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	Adjusted EBITDA (in thousands)(3)
							TSR	Peer Group TSR(3)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	N/A	$6,539,712	N/A	$7,639,696	$1,894,666	$1,807,069	$128.69	$124.42	$824	$208,443
2024	N/A	$5,987,447	N/A	$8,359,307	$2,449,172	$3,340,367	$82.93	$95.72	$(137,859)	$283,243
2023	N/A	$5,787,960	N/A	$3,198,910	$2,885,029	$1,983,266	$74.49	$106.43	$86,000	$404,000
2022	N/A	$5,028,294	N/A	$3,096,235	$6,276,617	$1,773,093	$92.18	$153.12	$2,030	$316,590
2021	$6,862,469	$3,164,649	$5,192,291	$2,999,764	$2,463,661	$2,133,954	$72.00	$80.32	$(54,185)	$135,007

(1)
The first and second PEOs reflected in columns (b) and (c) represent Phillip Gobe and Samuel Sledge, respectively. The non-PEO Named Executive Officers reflected in column (d) and (e) represent the following individuals by year:

2025 – Adam Muñoz, David S. Schorlemer, Caleb L. Weatherl, Celina A. Davila, Shelby Fietz, and John J. “Jody” Mitchell
2024 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2023 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2022 – Phillip Gobe, Adam Muñoz, David S. Schorlemer, and Newton W. Wilson III
2021 – Adam Munoz, David S. Schorlemer, and Newton W. Wilson III
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for the PEO (Samuel Sledge) and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2025
PEO SUMMARY COMPENSATION TABLE TOTALS	$6,539,712
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(4,391,410)
Fair value at year end of equity awards granted during the year	5,979,792
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	246,007
Change in fair value of equity awards granted in prior years that vested during the year	(734,405)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	1,099,984
COMPENSATION ACTUALLY PAID TOTALS	$7,639,696
2025
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,894,666
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(849,448)
Fair value at year end of equity awards granted during the year	1,321,529
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	44,801
Change in fair value of equity awards granted in prior years that vested during the year	(118,491)
Equity awards granted in prior years that were forfeited during the year	(485,988)
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	(87,597)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,807,069

(3)
The Peer Group in this column consists of Calfrac Well Services Ltd, Liberty Energy Inc., Mammoth Energy Services Inc., Patterson-UTI Energy Inc., RPC Inc., and ProFrac Holding Corp.
(4)
We define EBITDA as earnings before (i) interest expense, (ii) income taxes, and (iii) depreciation and amortization. We define Adjusted EBITDA as EBITDA, plus (a) loss/(gain) on disposal of assets and businesses, (b) stock-based compensation, (c) business acquisition contingent consideration adjustments, (d) other expense/(income), (e) other unusual or nonrecurring (income)/expenses, such as impairment expenses, costs related to asset acquisitions, insurance recoveries, one-time professional fees and legal settlements and (f) retention bonuses and severance expense. For a more detailed definition of the non-GAAP financial measure of Adjusted EBITDA and reconciliation of Adjusted EBITDA to our most directly comparable financial measures calculated in accordance with GAAP, please read “How We Evaluate Our Operations” in our Form 10-K filed for the year ended December 31, 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The first and second PEOs reflected in columns (b) and (c) represent Phillip Gobe and Samuel Sledge, respectively. The non-PEO Named Executive Officers reflected in column (d) and (e) represent the following individuals by year:

2025 – Adam Muñoz, David S. Schorlemer, Caleb L. Weatherl, Celina A. Davila, Shelby Fietz, and John J. “Jody” Mitchell
2024 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2023 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2022 – Phillip Gobe, Adam Muñoz, David S. Schorlemer, and Newton W. Wilson III
2021 – Adam Munoz, David S. Schorlemer, and Newton W. Wilson III

Peer Group Issuers, Footnote	(3) The Peer Group in this column consists of Calfrac Well Services Ltd, Liberty Energy Inc., Mammoth Energy Services Inc., Patterson-UTI Energy Inc., RPC Inc., and ProFrac Holding Corp.
Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for the PEO (Samuel Sledge) and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2025
PEO SUMMARY COMPENSATION TABLE TOTALS	$6,539,712
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(4,391,410)
Fair value at year end of equity awards granted during the year	5,979,792
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	246,007
Change in fair value of equity awards granted in prior years that vested during the year	(734,405)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	1,099,984
COMPENSATION ACTUALLY PAID TOTALS	$7,639,696

Non-PEO NEO Average Total Compensation Amount	$ 1,894,666	$ 2,449,172	$ 2,885,029	$ 6,276,617	$ 2,463,661
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,807,069	3,340,367	1,983,266	1,773,093	2,133,954
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for the PEO (Samuel Sledge) and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
2025
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,894,666
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(849,448)
Fair value at year end of equity awards granted during the year	1,321,529
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	44,801
Change in fair value of equity awards granted in prior years that vested during the year	(118,491)
Equity awards granted in prior years that were forfeited during the year	(485,988)
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	(87,597)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,807,069

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR
The PEOs’ and other NEOs’ CAP generally align with the Company’s TSR over the three years presented in the table. This is primarily because a significant portion of the CAP to the PEOs and other NEOs is comprised of equity awards. Over the three years presented in the table, the total compensation of the PEO has been comprised of approximately 70% equity-based awards, while approximately 65% of the total compensation of the other NEOs has been comprised of equity-based awards. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis — What Guides Our Program” in this proxy statement.

Compensation Actually Paid vs. Net Income
CAP vs. Net Income
The Company’s net income has steadily increased through 2023 and then significantly decreased in 2024 and 2025 while the PEOs’ and other NEOs’ CAP has varied significantly each year. This is due to the emphasis the Company places on equity-based awards, which are sensitive to changes in the price of the Company’s common stock. In addition, the Company does not use net income to determine compensation levels or equity-based award payouts.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted EBITDA (the Company-Selected Measure)
The Company’s Adjusted EBITDA declined in 2024 and 2025 from a high in 2023 while the PEOs’ and other NEOs’ CAP has varied significantly each year. This is due to the emphasis the Company places on equity-based awards, which are sensitive to changes in the price of the Company’s common stock. The Company uses Adjusted EBITDA as a performance metric for annual cash incentive awards granted under the Annual Bonus Plan. For fiscal year 2025, 40% of each NEO’s annual cash incentive was based on the achievement of Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR
The Company’s cumulative TSR over the five year period was +28.69%, which outperformed the Peer Group TSR over the five period of +24.42%. Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, which is different than the peer group used for measuring performance of PSUs. The Company’s PSUs vest based on the performance of the Company’s TSR relative to the TSR of the companies in our performance peer group during three-year performance periods. For more information of the performance peer group used for PSUs please see “Compensation Discussion and Analysis—What Guides Our Program—Use of Peer Compensation Data” in this proxy statement.

Tabular List, Table
Tabular Disclosure of Most Important Measures to Determine FY2025 CAP
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2025. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis—What Guides Our Program” in this proxy statement.
Most Important Financial Performance Measures
Adjusted EBITDA
Relative TSR
Free Cash Flow

Total Shareholder Return Amount	$ 128.69	82.93	74.49	92.18	72
Peer Group Total Shareholder Return Amount	124.42	95.72	106.43	153.12	80.32
Net Income (Loss)	$ 824,000	$ (137,859,000)	$ 86,000,000	$ 2,030,000	$ (54,185,000)
Company Selected Measure Amount	208,443,000	283,243,000	404,000,000	316,590,000	135,007,000
PEO Name	Samuel Sledge
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
We define EBITDA as earnings before (i) interest expense, (ii) income taxes, and (iii) depreciation and amortization. We define Adjusted EBITDA as EBITDA, plus (a) loss/(gain) on disposal of assets and businesses, (b) stock-based compensation, (c) business acquisition contingent consideration adjustments, (d) other expense/(income), (e) other unusual or nonrecurring (income)/expenses, such as impairment expenses, costs related to asset acquisitions, insurance recoveries, one-time professional fees and legal settlements and (f) retention bonuses and severance expense. For a more detailed definition of the non-GAAP financial measure of Adjusted EBITDA and reconciliation of Adjusted EBITDA to our most directly comparable financial measures calculated in accordance with GAAP, please read “How We Evaluate Our Operations” in our Form 10-K filed for the year ended December 31, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Samuel Sledge [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,539,712	$ 5,987,447	$ 5,787,960	$ 5,028,294	$ 3,164,649
PEO Actually Paid Compensation Amount	7,639,696	$ 8,359,307	$ 3,198,910	$ 3,096,235	2,999,764
Phillip Gobe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,862,469
PEO Actually Paid Compensation Amount					$ 5,192,291
PEO | Samuel Sledge [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,984
PEO | Samuel Sledge [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,391,410)
PEO | Samuel Sledge [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,979,792
PEO | Samuel Sledge [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,007
PEO | Samuel Sledge [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Samuel Sledge [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(734,405)
PEO | Samuel Sledge [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Samuel Sledge [Member] | Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,597)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(849,448)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,321,529
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,801
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,491)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (485,988)